Personnel expenses	12 Months Ended
Mar. 31, 2018
Disclosure Of Personnel Expenses [Abstract]
Disclosure Of Employee Benefits Explanatorys [Text Block]
26.	Personnel expenses

	Year ended
	March 31, 2018	March 31, 2017	March 31, 2016
Salaries and wages	2,391,957	1,995,635	1,756,945
Contribution to provident fund and other funds	146,709	118,101	93,706
Staff welfare expenses	22,006	28,236	16,698
Employee stock compensation expense	6,824	17,638	51,986
	2,567,496	2,159,610	1,919,335
Attributable to cost of goods sold and services rendered	1,126,000	923,404	861,896
Attributable to selling, general and administrative expenses	1,441,496	1,236,206	1,057,439